Additional information - Financial Statement Schedule I (Tables)	12 Months Ended
Mar. 31, 2023
Additional information [abstract]
Condensed Income Statement of the Parent Business Activity
Condensed income statements of the Parent Company

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
Operating income / (expenses)	(14,081)	10,111	(155,501)
Dividend income	—	—	68,431
Net finance income	11,952	517	50
Profit / (Loss) before tax	(2,129)	10,628	(87,020)
Income tax benefit / (expense)	968	(667)	(446)
Profit / (Loss) for the year	(1,161)	9,961	(87,466)

Condensed Statement of Financial Position of the Parent Company
Condensed statements of financial position of the Parent Company

(EUR thousand)	As of March 31
	2023	2022
ASSETS
Investments in subsidiaries	1,418,280	1,418,280
Loans to group companies	318,335	50,083
Non-current assets	1,736,615	1,468,363
Current assets	305	313
Total assets	1,736,920	1,468,676
EQUITY AND LIABILITIES
Share capital	1,897,388	1,679,232
Other reserves	(146,396)	(148,338)
Accumulated losses	(90,619)	(78,819)
Total equity	1,660,373	1,452,075
Liabilities
Non-current liabilities	—	—
Current liabilities	76,547	16,601
Total liabilities	76,547	16,601
Total equity and liabilities	1,736,920	1,468,676

Condensed Statement of Cash Flows of the Parent Company
Condensed statements of cash flows of the Parent Company

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
(Loss) / Profit before tax	(2,129)	10,628	(87,020)
Capital reorganization non-cash items	—	—	125,620
Income tax paid	(948)	—	—
Other non-cash items	(3,443)	(14,400)	12,096

Changes in working capital	158	(5,588)	8,833
Net cash from / (used) in operating activities	(6,362)	(9,360)	59,529
Movement in loans with group companies	(268,252)	9,205	(59,529)
Proceeds from issuance of share capital	215,208	—	222
Proceeds from loans and borrowings due to shareholders	59,384	—	—
Acquisition of treasury shares	—	(10)	65
Net cash from / (used in) financing activities	6,340	9,195	(59,242)
Net increase / (decrease) in cash and cash equivalents	(22)	(165)	287
Cash and cash equivalents at beginning of year	122	287	—
Cash and cash equivalents at end of year	100	122	287

Schedule of IFRS Loss Reconciliation for Parent Company
The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent-only financial information.

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
IFRS profit / (loss) reconciliation:
Parent only – IFRS profit / (loss) for the year	(1,161)	9,961	(87,466)
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(24,460)	(107,138)	(346,603)
Consolidated IFRS (loss) for the year	(25,621)	(97,177)	(434,069)
IFRS equity reconciliation:
Parent only – IFRS equity	1,660,373	1,452,075	1,437,598
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(1,660,000)	(1,643,600)	(1,544,967)
Consolidated – IFRS equity	373	(191,525)	(107,369)